Disposal of Subsidiary - Summary of Gain on Disposal of Subsidiary (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 TWD ($)
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration	$ 2,354,938
Net assets disposed of	(2,121,112)
Non-controlling interest	295,895
Gain on disposal of	$ 529,721